Document and Entity Information - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Mar. 29, 2021	Jun. 30, 2020
Document and Entity Information [Abstract]
Entity Registrant Name	Security Federal Corporation
Document Type	10-K
Document Period End Date	Dec. 31, 2020
Amendment Flag	false
Entity Central Index Key	0000818677
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		3,252,884
Entity Public Float			$ 44.8
Entity Filer Category	Non-accelerated Filer
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Small Business	true
Entity Shell Company	false
Document Transition Report	false